UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549
                                    Form 13F
                              Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:    3/31/11
                                                       -----------

Check  here  if  Amendment  [  ];  Amendment  Number:
  This  Amendment  (Check  only  one.):  [    ]  is  a  restatement.
                                         [    ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:    Mark  R.  Cummins
         ----------------------------------------
Title:   Executive  Vice  President  &  Treasurer
         ----------------------------------------
Phone:   215-256-5025
         ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/  Mark  R.  Cummins     Harleysville,  PA    April  27,  2011
     ----------------------     -----------------    ----------------
     [Signature]                [City,  State]       [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number       Name

     28-
         ----------                ---------------------------------
     [Repeat  as  necessary.]

                             Form 13F SUMMARY PAGE


Report  Summary:


Number  of Other  Included  Managers:              0
                                              ----------

Form  13F Information  Table  Entry  Total:       30
                                              ----------

Form  13F Information  Table  Value  Total:    $643,283
                                              ----------
                                            (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.         Form  13F  File  Number             Name

      0          28-4718                            NONE               .
    -----           ----             -----------------------------------
    [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC.
March  31,  2011
FORM  13F  INFORMATION  TABLE





COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7  COLUMN 8
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
                                                           VALUE     SHARES/    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARE  NONE
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
AGL RES INC                   COM             001204-10-6    8,374     210,189  SH         SOLE        N/A         8,374
AT&T INC                      COM             00206R-10-2   11,840     386,786  SH         SOLE        N/A        11,840
ABBOTT LABS                   COM             002824-10-0   11,608     236,657  SH         SOLE        N/A        11,608
ATMOS ENERGY CORP             COM             049560-10-5    8,679     254,507  SH         SOLE        N/A         8,679
AUTOMATIC DATA PROCESSING     COM             053015-10-3    3,386      66,000  SH         SOLE        N/A         3,386
BCE INC                       COM             05534B-76-0   10,046     276,432  SH         SOLE        N/A        10,046
BRISTOL MYERS SQUIBB CO       COM             110122-10-8    6,531     247,110  SH         SOLE        N/A         6,531
CHEVRONTEXACO CORP            COM             166764-10-0    3,773      35,100  SH         SOLE        N/A         3,773
CINCINNATI FINL CORP          COM             172062-10-1   11,558     352,498  SH         SOLE        N/A        11,558
COCA COLA CO                  COM             191216-10-0    3,184      48,000  SH         SOLE        N/A         3,184
CONOCOPHILLIPS                COM             20825C-10-4    3,951      49,475  SH         SOLE        N/A         3,951
CONSOLIDATED EDISON INC       COM             209115-10-4   10,592     208,835  SH         SOLE        N/A        10,592
DPL INC                       COM             233293-10-9    6,437     234,837  SH         SOLE        N/A         6,437
DOMINION RES INC VA NEWS      COM             25746U-10-9   11,809     264,194  SH         SOLE        N/A        11,809
HARLEYSVILLE SAVINGS FINL CO  COM             412865-10-7    1,869     123,748  SH         SOLE        N/A         1,869
INTEL CORP                    COM             458140-10-0    8,653     428,801  SH         SOLE        N/A         8,653
JOHNSON & JOHNSON             COM             478160-10-4   11,751     198,326  SH         SOLE        N/A        11,751
KIMBERLY CLARK CORP           COM             494368-10-3   12,403     190,027  SH         SOLE        N/A        12,403
MCDONALDS CORP                COM             580135-10-1    8,793     115,558  SH         SOLE        N/A         8,793
PEPSICO INC                   COM             713448-10-8    2,679      41,600  SH         SOLE        N/A         2,679
PFIZER INC                    COM             717081-10-3   11,710     576,549  SH         SOLE        N/A        11,710
PROCTER & GAMBLE CO           COM             742718-10-9    2,774      45,030  SH         SOLE        N/A         2,774
ROYAL DUTCH SHELL PLC         COM             780259-20-6   10,311     141,520  SH         SOLE        N/A        10,311
SOUTHERN CO                   COM             842587-10-7    9,830     257,925  SH         SOLE        N/A         9,830
SYSCO CORP                    COM             871829-10-7   10,850     391,698  SH         SOLE        N/A        10,850
VERIZON COMMUNICATIONS        COM             92343V-10-4    8,995     233,402  SH         SOLE        N/A         8,995
XCEL ENERGY INC               COM             98389B-10-0    9,868     413,067  SH         SOLE        N/A         9,868
VANGUARD INSTL TOTAL STOCK    EQUITY MUT FD   922040-40-7  223,838   7,402,036  SH         SOLE        N/A       223,838
VANGUARD FTSE ALL WORLD       EQUITY MUT FD   922042-78-3   68,544     707,811  SH         SOLE        N/A        68,544
VANGUARD VALUE ETF            EQUITY MUT FD   922908-74-4  128,647   2,268,104  SH         SOLE        N/A       128,647
